Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Aug. 31, 2018	Jul. 31, 2018
Shenzhen Red Lake Shengchuang Investment LLP [Member]
Related Party Transactions (Details) [Line Items]
Short-term loan		¥ 718
Repaid amount		175
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Short-term loan		119
Repaid amount		¥ 5
Shenzhen Taozhan Trade Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Short-term loan					¥ 1,000
Repaid amount			¥ 410
Fanhua Lianxing Insurance Sales Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Service fee	¥ 1,215
Marketing insurance	1,146
Amount received	¥ 494
Tibet Zhuli Investment Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Short-term loan				¥ 50,000
Unsecured bearing interest rate				8.50%